Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Note [Line Items]
Percentage of effective tax rate	34.00%	34.00%
Corporate federal income tax rate	21.00%
Net adjustment in income tax expense	$ 228,000
Statutory federal income tax rate	61.00%	26.00%
Amount of valuation allowance against allowance for loan loss	$ 88,000
Amount of valuation allowance that should be reversed		$ 44,000	$ 44,000
Deferred tax liability not recognized with respect to Federal base year reserve	1,518,000		$ 1,518,000
Deferred tax liability, unrecognized, federal base year reserve	$ 319,000
Maximum
Income Tax Note [Line Items]
Percentage of effective tax rate	35.00%